Borrowings (Tables)	12 Months Ended
Jun. 30, 2022
Financial Instruments [Abstract]
Schedule of detailed information about borrowings
Terms and conditions of outstanding borrowings as of 30 June 2022 and 2021 are as follows:

Type	Nominal Interest p.a.	Year of Maturity	2022 £’000	2021 £’000
Revolving Credit Facility	SONIA/ EURIBOR/USD LIBOR + variable margin (0.80% - 1.50%)	2024	£—	£—